SIGNIFICANT ACCOUNTING POLICIES - Weighted average shares outstanding and net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator for basic and diluted earnings per share:
Net (loss) income	$ (10,165)	$ 6,864	$ 12,661	$ 38,453
Weighted average shares outstanding:
Weighted average shares outstanding - basic	34,446,318	27,483,350	28,598,692	27,483,350
Diluted weighted average shares outstanding	34,446,318	27,483,350	28,598,692	27,483,350
Net (loss) income per share:
Basic	$ (0.30)	$ 0.25	$ 0.44	$ 1.40
Diluted	$ (0.30)	$ 0.25	$ 0.44	$ 1.40
Anti-dilutive instruments excluded		0
Restricted Stock
Net (loss) income per share:
Anti-dilutive instruments excluded	886,108
Stock Options
Net (loss) income per share:
Anti-dilutive instruments excluded	357,479